American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2020

VP Value - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Airlines — 0.8%
Southwest Airlines Co.	132,620	4,722,598
Auto Components — 0.8%
BorgWarner, Inc.	122,160	2,977,039
Delphi Technologies plc(1)	211,345	1,701,327
		4,678,366
Automobiles — 1.4%
General Motors Co.	233,324	4,848,473
Honda Motor Co. Ltd.	155,100	3,488,155
		8,336,628
Banks — 15.1%
Bank of America Corp.	688,520	14,617,280
Comerica, Inc.	99,082	2,907,066
JPMorgan Chase & Co.	219,589	19,769,598
M&T Bank Corp.	28,524	2,950,237
PNC Financial Services Group, Inc. (The)	76,482	7,320,857
Toronto-Dominion Bank (The)(2)	87,970	3,739,960
Truist Financial Corp.	225,120	6,942,701
U.S. Bancorp	497,092	17,124,819
UMB Financial Corp.	64,817	3,006,212
Wells Fargo & Co.	464,432	13,329,198
		91,707,928
Building Products — 0.4%
Johnson Controls International plc	102,631	2,766,932
Capital Markets — 5.4%
Ameriprise Financial, Inc.	27,203	2,787,763
Bank of New York Mellon Corp. (The)	250,590	8,439,871
BlackRock, Inc.	12,950	5,697,612
Franklin Resources, Inc.	85,031	1,419,167
Invesco Ltd.	355,936	3,231,899
Northern Trust Corp.	81,717	6,166,365
State Street Corp.	92,570	4,931,204
		32,673,881
Communications Equipment — 1.6%
Cisco Systems, Inc.	173,043	6,802,320
F5 Networks, Inc.(1)	28,980	3,090,138
		9,892,458
Containers and Packaging — 1.0%
Sonoco Products Co.	60,601	2,808,856
WestRock Co.	113,540	3,208,641
		6,017,497
Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc., Class A(1)	50	13,600,000

Berkshire Hathaway, Inc., Class B(1)	33,334	6,094,455
		19,694,455
Diversified Telecommunication Services — 5.4%
AT&T, Inc.	567,144	16,532,248
Verizon Communications, Inc.	300,951	16,170,097
		32,702,345
Electrical Equipment — 3.3%
Emerson Electric Co.	146,729	6,991,637
Hubbell, Inc.	59,802	6,861,681
nVent Electric plc	365,764	6,170,439
		20,023,757
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	88,460	5,571,211
Energy Equipment and Services — 3.4%
Baker Hughes Co.	516,086	5,418,903
Halliburton Co.	594,010	4,068,969
National Oilwell Varco, Inc.	141,492	1,390,866
Schlumberger Ltd.	714,270	9,635,502
		20,514,240
Entertainment — 0.9%
Walt Disney Co. (The)	54,550	5,269,530
Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	217,850	3,692,558
Food and Staples Retailing — 1.6%
Koninklijke Ahold Delhaize NV	151,110	3,536,471
Walmart, Inc.	56,128	6,377,263
		9,913,734
Food Products — 4.3%
Conagra Brands, Inc.	151,630	4,448,824
J.M. Smucker Co. (The)	17,500	1,942,500
Kellogg Co.	86,027	5,160,760
Mondelez International, Inc., Class A	183,376	9,183,470
Orkla ASA	604,890	5,176,307
		25,911,861
Health Care Equipment and Supplies — 4.9%
Envista Holdings Corp.(1)	247,340	3,695,260
Hologic, Inc.(1)	110,950	3,894,345
Medtronic plc	129,257	11,656,396
Zimmer Biomet Holdings, Inc.	105,383	10,652,114
		29,898,115
Health Care Providers and Services — 3.0%
Cardinal Health, Inc.	164,010	7,862,639
McKesson Corp.	51,120	6,914,491
Universal Health Services, Inc., Class B	32,510	3,221,091
		17,998,221
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	120,734	1,590,067
Sodexo SA	56,580	3,834,011
		5,424,078

Household Durables — 0.4%
Toll Brothers, Inc.	124,047	2,387,905
Household Products — 2.2%
Procter & Gamble Co. (The)	119,526	13,147,860
Industrial Conglomerates — 3.5%
General Electric Co.	1,844,874	14,648,300
Siemens AG	79,100	6,808,005
		21,456,305
Insurance — 2.7%
Chubb Ltd.	82,749	9,242,236
MetLife, Inc.	117,679	3,597,447
Reinsurance Group of America, Inc.	46,316	3,897,028
		16,736,711
Leisure Products — 0.4%
Mattel, Inc.(1)	256,303	2,258,029
Machinery — 1.4%
Cummins, Inc.	19,860	2,687,455
IMI plc	633,940	5,863,656
		8,551,111
Metals and Mining — 0.5%
BHP Group Ltd.	161,360	2,933,511
Multiline Retail — 0.6%
Target Corp.	39,957	3,714,802
Oil, Gas and Consumable Fuels — 8.5%
Chevron Corp.	188,730	13,675,376
Cimarex Energy Co.	148,031	2,491,362
ConocoPhillips	210,244	6,475,515
Devon Energy Corp.	745,187	5,149,242
EQT Corp.	472,351	3,339,522
Noble Energy, Inc.	1,107,549	6,689,596
Royal Dutch Shell plc, B Shares	293,910	4,927,964
TOTAL SA	236,319	9,164,324
		51,912,901
Paper and Forest Products — 0.7%
Mondi plc	236,230	4,029,396
Pharmaceuticals — 8.8%
Johnson & Johnson	153,802	20,168,056
Merck & Co., Inc.	83,122	6,395,407
Pfizer, Inc.	735,439	24,004,729
Teva Pharmaceutical Industries Ltd. ADR(1)	348,796	3,132,188
		53,700,380
Road and Rail — 1.5%
Heartland Express, Inc.	479,319	8,900,954
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	59,004	2,703,563
Intel Corp.	270,727	14,651,745
QUALCOMM, Inc.	78,510	5,311,202
		22,666,510

Software — 1.0%
Oracle Corp. (New York)	128,383	6,204,750
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	65,671	6,128,418
Technology Hardware, Storage and Peripherals — 0.6%
HP, Inc.	218,817	3,798,663
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.	40,790	2,725,996
Tapestry, Inc.	305,974	3,962,363
		6,688,359
Trading Companies and Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	140,222	7,708,003
TOTAL COMMON STOCKS (Cost $661,288,996)		600,334,961
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $2,908,091), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $2,851,549)		2,851,548
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,952,755	5,952,755
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,804,303)		8,804,303
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,166,713)	2,166,713	2,166,713
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $672,260,012)		611,305,977
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,555,843)
TOTAL NET ASSETS — 100.0%		$607,750,134

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	274,715	USD	168,400	Bank of America N.A.	6/30/20	$613
AUD	129,491	USD	74,064	Bank of America N.A.	6/30/20	5,603
USD	1,974,574	AUD	3,413,974	Bank of America N.A.	6/30/20	(125,803)
USD	91,761	AUD	152,485	Bank of America N.A.	6/30/20	(2,052)
USD	211,677	AUD	350,958	Bank of America N.A.	6/30/20	(4,243)
USD	86,263	AUD	141,593	Bank of America N.A.	6/30/20	(849)
CAD	313,393	USD	216,090	Morgan Stanley	6/30/20	6,792
CAD	186,716	USD	132,103	Morgan Stanley	6/30/20	687
CAD	242,797	USD	166,345	Morgan Stanley	6/30/20	6,330
USD	2,611,675	CAD	3,807,562	Morgan Stanley	6/30/20	(96,217)
USD	303,794	CAD	436,111	Morgan Stanley	6/30/20	(6,363)
USD	173,201	CAD	244,777	Morgan Stanley	6/30/20	(881)
USD	78,359	CAD	111,502	Morgan Stanley	6/30/20	(940)
EUR	884,096	USD	949,589	Credit Suisse AG	6/30/20	28,777
EUR	456,854	USD	505,941	Credit Suisse AG	6/30/20	(374)
USD	14,009,011	EUR	12,884,337	Credit Suisse AG	6/30/20	(249,166)
USD	1,350,143	EUR	1,252,045	Credit Suisse AG	6/30/20	(35,406)
USD	1,736,456	EUR	1,593,269	Credit Suisse AG	6/30/20	(26,701)
USD	699,734	EUR	629,813	Credit Suisse AG	6/30/20	2,766
GBP	879,929	USD	1,017,154	JPMorgan Chase Bank N.A.	6/30/20	77,434
GBP	566,896	USD	702,759	JPMorgan Chase Bank N.A.	6/30/20	2,432
USD	9,525,375	GBP	8,175,585	JPMorgan Chase Bank N.A.	6/30/20	(644,647)
USD	260,929	GBP	224,919	JPMorgan Chase Bank N.A.	6/30/20	(18,859)
USD	257,283	GBP	222,787	JPMorgan Chase Bank N.A.	6/30/20	(19,852)
USD	918,302	GBP	771,130	JPMorgan Chase Bank N.A.	6/30/20	(40,946)
USD	679,649	GBP	558,419	JPMorgan Chase Bank N.A.	6/30/20	(14,997)
USD	2,411,852	JPY	260,335,350	Bank of America N.A.	6/30/20	(18,405)
USD	112,376	JPY	12,446,775	Bank of America N.A.	6/30/20	(3,816)
USD	264,871	JPY	28,964,925	Bank of America N.A.	6/30/20	(5,520)
NOK	2,576,722	USD	229,912	Goldman Sachs & Co.	6/30/20	18,011
NOK	1,832,817	USD	174,325	Goldman Sachs & Co.	6/30/20	2,022
USD	3,626,604	NOK	41,493,785	Goldman Sachs & Co.	6/30/20	(365,782)
USD	171,084	NOK	1,795,059	Goldman Sachs & Co.	6/30/20	(1,631)
USD	275,672	NOK	2,894,399	Goldman Sachs & Co.	6/30/20	(2,817)
						$(1,534,800)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,065,374. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $2,166,713.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	4,848,473	3,488,155	—
Banks	87,967,968	3,739,960	—
Food and Staples Retailing	6,377,263	3,536,471	—
Food Products	20,735,554	5,176,307	—
Hotels, Restaurants and Leisure	1,590,067	3,834,011	—
Industrial Conglomerates	14,648,300	6,808,005	—
Machinery	2,687,455	5,863,656	—
Metals and Mining	—	2,933,511	—
Oil, Gas and Consumable Fuels	37,820,613	14,092,288	—
Paper and Forest Products	—	4,029,396	—
Other Industries	370,157,508	—	—
Temporary Cash Investments	5,952,755	2,851,548	—
Temporary Cash Investments - Securities Lending Collateral	2,166,713	—	—
	554,952,669	56,353,308	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	151,467	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,686,267	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.